Long-term investments, net	12 Months Ended
Dec. 31, 2020
Long-term investments, net
Long-term investments, net

11. Long-term investments, net

The following sets forth the changes in the Group’s long-term investments:

			Equity
			investments
			measured
			under
			measurement
		Investments	alternative
	Investments in	accounted	and NAV	Long‑term
	equity method	for at fair	practical	time
	investees	values	expedient	deposits	Total
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Balance at December 31, 2017	74,522	282,752	21,500	1,198	379,972
Investments made	24,230	30,000	42,500	—	96,730
Acquired in a business combination	800	—	—	—	800
Income (loss) from investment	1,762	—	—	6	1,768
Fair value change through earnings	—	(61,545)	8,744	—	(52,801)
Dividends received	(8,000)	—	—	—	(8,000)
Balance at December 31, 2018	93,314	251,207	72,744	1,204	418,469
Investments made	300,030	1,365,773	37,057	215,000	1,917,860
Income (loss) from investment	12,882	—	—	—	12,882
Investment impairment	(1,500)	—	—	—	(1,500)
Fair value change through earnings	—	(38,384)	34,422	—	(3,962)
Disposal of investment	(800)	—	—	—	(800)
Dividends received	(8,000)	—	—	—	(8,000)
Transfer to short-term investments	—	—	—	(1,204)	(1,204)
Balance at December 31, 2019	395,926	1,578,596	144,223	215,000	2,333,745
Investments made	339,577	657,550	13,996	—	1,011,123
Income (loss) from investment	(10,924)	—	—	—	(10,924)
Investment impairment	(26,650)	—	(9,000)	—	(35,650)
Exchange adjustments	—	(75,219)	—	—	(75,219)
Fair value change through earnings	—	128,548	20,413	9,752	158,713
Disposal of investment	—	—	(790)	—	(790)
Dividends received	(8,000)	(26,559)	(4,057)	—	(38,616)
Transfer to short‑term investments	—	(202,067)	—	—	(202,067)
Balance at December 31, 2020	689,929	2,060,849	164,785	224,752	3,140,315

Investments in equity method investees

The Group's investments accounted for under the equity method totaled RMB395.9 million and RMB689.9 million as of December 31, 2019 and 2020, respectively. The Group applies the equity method of accounting to account for its equity investments in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. For the year ended December 31, 2019, the Group made RMB300.0 million new investments under the equity method, mainly including RMB215.0 million equity investment in a company which is primarily engaged in providing residential property rental agency and management services in the PRC. For the year ended December 31, 2020, the Group made RMB339.6 million new investments under the equity method, mainly including RMB280.0 million equity investment in a company which is primarily engaged in providing residential property rental agency and management services in the PRC.

Impairment recorded for equity method investments for the years ended December 31, 2018, 2019 and 2020 was nil, RMB1.5 million and RMB26.7 million, respectively.

11. Long-term investments, net (Continued)

Investments accounted for at fair values

Investments accounted for at fair values include (i) marketable equity securities, which are publicly traded stocks or funds measured at fair value, (ii) unlisted equity securities or debt securities which use significant unobservable inputs to measure the fair value on recurring basis, (iii) long-term loan receivables accounted for under the fair value option method of accounting, and (iv) investments in wealth management products with maturity date in over one year, which are financial instruments with variable interest rates or principal not-guaranteed with certain financial institutions and are measured at fair value in accordance with ASC 825-“Financial Instruments”.

The following table shows the carrying amount and fair value of investments accounted for at fair value:

		Gross	Gross
		unrealized	unrealized	Exchange	Dividends
	Cost basis	gains	losses	adjustments	received	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	200,000	—	(106,623)	—	—	93,377
Unlisted equity securities (ii)	203,154	5,801	—	—	—	208,955
Loan receivables measured at fair value (ii)	29,834	—	—	—	—	29,834
Wealth management product (iii)	1,246,430	—	—	—	—	1,246,430
December 31, 2019	1,679,418	5,801	(106,623)	—	—	1,578,596
Marketable securities (i)	200,000	—	(96,379)	—	—	103,621
Unlisted equity securities (ii)	203,154	35,140	—	—	—	238,294
Loan receivables measured at fair value (ii)	29,834	11,685	—	—	—	41,519
Wealth management product (iii)	1,703,980	75,213	—	(75,219)	(26,559)	1,677,415
December 31, 2020	2,136,968	122,038	(96,379)	(75,219)	(26,559)	2,060,849
(i)	Marketable securities — investments in Dongyirisheng Home Improvement Group Inc. (“Dongyirisheng”)

The Group accounted for the investment in Donyirisheng, a listed Company on the Shenzhen Stock Exchange, at fair value through earnings. The fair values as of December 31, 2019 and 2020 are RMB93 million and RMB104 million, respectively. The marketable securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(ii)	Investment in IFM Investments Limited (“IFM”)

In October 2017, the Group purchased 10% ownership in IFM, a company focusing on real estate agency business in the PRC, through subscription of 308,084,916 convertible redeemable preferred shares newly issued by IFM at an aggregated subscription price of RMB60 million. Concurrent with the preferred share investment, the Group entered into a convertible note purchase agreement on August 14, 2017 to purchase convertible notes issued by IFM in the principal amount of US$ equivalent of RMB40 million with maturity period of 30 months and interest rate per annum of 12%. The convertible notes were convertible into IFM’s preferred shares at a discounted price. The Group elected the fair value option to measure the preferred share investments and the entire convertible note with the assistance of an independent valuation firm.

As of December 31, 2018, the fair value of the Group’s equity investment in IFM and convertible note was approximately RMB56 million and RMB50 million, respectively.

11. Long-term investments, net (Continued)

In 2019, the Group launched many incentive programs to incentivize real estate brokerage firms to join the Group’s platform. IFM is one of the leading firms in the real estate agency business industry. In May, 2019, to incentivize IFM to join the Group’s platform, the Group made additional investment of RMB308 million to acquire certain percentage of IFM’s preferred and ordinary shares, converted the convertible note into preferred shares and provided RMB130 million loan to IFM’s controlling shareholder, which is secured by 17.5% ownership of IFM. Total consideration of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB438 million. The fair value of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB120.1 million on the transaction date. The difference of RMB317.9 million between the consideration paid and the fair value received was considered and recognized as deemed marketing expenses. As of December 31, 2019 and 2020, the Group held 37.6% in IFM and continued to account for the investment in IFM and loan to IFM’s controlling shareholder at fair value amounting to RMB225.4 million and RMB267.4 million. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurements.

Other than the equity investment in IFM, the investment in unlisted equity securities was primarily equity investments in a private company focusing on home improvement business in the PRC.

(iii)	Wealth management products

In December 2019, the Group invested RMB1.05 billion (US$150 million) in a wealth management product with variable interest rate issued by a financial institution in Hong Kong. The wealth management product has an original maturity of three years, thus is classified as a long-term investment as a whole in the Company’s financial statements. In October 2020, the Group invested RMB657.6 million (US$100 million) in some wealth management products with variable interest rates issued by a financial institution in Hong Kong, with maturity of 2 to 5 years. As of December 31, 2019 and 2020, the fair value of the wealth management products was RMB1,046.4 million and RMB1,677.4 million, respectively. Other long-term wealth management products are deposits with variable interest rates or principal not-guaranteed with certain financial institutions in the PRC.

Equity investments measured under measurement alternative and NAV practical expedient

Equity investments without readily determinable fair values include investments in private equity funds accounted for under NAV practical expedient, and investments in private companies accounted for under measurement alternative.

Investments in private equity generally are not redeemable due to the closed-ended nature of these funds. Investment in private equity funds over which the Group does not have the ability to exercise significant influence are accounted for under the NAV practical expedient. As of December 31, 2018, 2019 and 2020, the carrying amount of the Group’s investment in private equity fund was approximately RMB33.7 million, RMB68.1 million and RMB84.5 million, respectively. During the years ended December 31, 2018, 2019 and 2020, fair value changes recognized for this equity investment were RMB8.7 million, RMB34.4 million and RMB20.4 million, respectively. Investments in the private equity fund is subject to a lock-up period of 8 years which restricts investor from withdrawing from the fund during the investment period.

As of December 31, 2018, 2019 and 2020, investments accounted for under measurement alternative were RMB39.0 million, RMB76.1 million and RMB80.3 million, respectively. There was no upward adjustment identified by the management for the years ended December 31, 2018, 2019 and 2020. Because certain investees’ operation metrics and financial performance did not meet the expectations, the Group recorded RMB9.0 million impairments for an investment accounted for under the measurement alternative method for the year ended December 31, 2020. The impairment was recorded in “Fair value changes in investments, net” in the Group’s consolidated statements of comprehensive income (loss). Also, the Company classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

11. Long-term investments, net (Continued)

Nil, nil and RMB9.0 million impairment was recorded for equity investments without readily determinable fair values for the years ended December 31, 2018, 2019 and 2020.

Long-term time deposits

Long-term time deposits represent time deposits placed with banks with original maturities more than one year and those matured date within one year will be reclassified to short-term investments. As of December 31, 2018, 2019 and 2020, there were time deposits denominated in RMB amounting to approximately RMB1.2 million, RMB215.0 million and RMB224.8 million with maturity date in May 2024, respectively.